Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	Jul. 11, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024
T-REX 2X LONG BITCOIN DAILY TARGET ETF
Account Value [Line Items]
Line Graph and Table Measure Name							T-Rex 2X Long Bitcoin Daily Target ETF
Accumulated Value	$ 10,000	$ 12,349	$ 9,259	$ 10,529	$ 12,399	$ 22,601	$ 20,319
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Account Value [Line Items]
Line Graph and Table Measure Name							T-Rex 2X Inverse Bitcoin Daily Target ETF
Accumulated Value	10,000	7,294	7,867	6,121	4,886	2,343	$ 2,374
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
Accumulated Value	$ 10,000	$ 9,806	$ 10,044	$ 10,259	$ 10,166	$ 10,762	$ 10,506